PROPERTY, PLANT AND EQUIPMENT (Details 2) (USD $)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Production Lines [Member]	Dec. 31, 2013 Plant [Member]	Dec. 31, 2013 Staff Quarters [Member]
Construction in Progress, Gross	$ 29,576,864	$ 34,969,529	$ 2,477,407	$ 9,117,122	$ 17,982,335
Estimated cost to complete construction	$ 7,751,956			$ 5,779,553	$ 1,972,403
Estimated time to complete			December 2014	April 2014	July 2014